UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of November 30, 2016 (Unaudited)

Deutsche Global Growth Fund

	Shares	Value ($)
Common Stocks 95.6%
Canada 4.2%
Agnico-Eagle Mines Ltd.	190,000	7,807,638
Alimentation Couche-Tard, Inc. "B"	117,000	5,399,263
Brookfield Asset Management, Inc. "A"	332,000	11,055,133
(Cost $17,679,486)		24,262,034
China 1.3%
Minth Group Ltd.	904,633	2,965,576
Tencent Holdings Ltd.	165,000	4,108,448
ZTO Express Cayman, Inc. (ADR)*	9,694	146,670
(Cost $5,558,621)		7,220,694
Finland 1.3%
Cramo Oyj	144,555	3,619,397
Sampo Oyj "A"	94,000	4,152,524
(Cost $7,687,645)		7,771,921
France 1.1%
Flamel Technologies SA (ADR)*	270,000	2,867,400
LVMH Moet Hennessy Louis Vuitton SE	16,000	2,910,207
Parrot SA* (a)	56,448	532,178
(Cost $8,630,288)		6,309,785
Germany 4.9%
Allianz SE (Registered)	44,000	6,976,299
BASF SE	58,231	4,990,920
Bayer AG (Registered)	55,000	5,159,164
Continental AG	15,000	2,657,344
Fresenius Medical Care AG & Co. KGaA	100,000	7,787,202
VIB Vermoegen AG	49,089	970,829
(Cost $29,086,230)		28,541,758
Hong Kong 1.6%
AIA Group Ltd.	520,000	3,171,795
Techtronic Industries Co., Ltd.	1,532,501	5,978,717
(Cost $6,736,286)		9,150,512
Indonesia 0.7%
PT Bank Rakyat Indonesia Persero Tbk	3,000,000	2,422,997
PT Arwana Citramulia Tbk	36,056,292	1,531,619
(Cost $5,232,078)		3,954,616
Ireland 0.9%
Kerry Group PLC "A" (Cost $4,888,390)	70,000	4,958,083
Japan 6.3%
Asics Corp.	130,000	2,769,180
Bandai Namco Holdings, Inc.	100,000	2,885,192
FANUC Corp.	24,000	4,097,599
Hoya Corp.	150,000	5,965,295
KDDI Corp.	145,000	3,834,547
Makita Corp.	40,000	2,739,216
MISUMI Group, Inc.	154,989	2,814,275
Murata Manufacturing Co., Ltd.	25,000	3,437,056
Syuppin Co., Ltd. (a)	175,900	1,978,322
Unicharm Corp.	175,000	3,751,439
UT Group Co., Ltd.* (a)	243,924	1,883,684
(Cost $35,322,906)		36,155,805
Korea 0.4%
Vieworks Co., Ltd. (Cost $2,271,346)	42,000	2,090,929
Luxembourg 1.0%
Eurofins Scientific (Cost $2,964,411)	13,000	5,677,389
Malaysia 0.4%
IHH Healthcare Bhd. (Cost $1,705,827)	1,600,000	2,365,657
Netherlands 1.3%
Core Laboratories NV (a) (b)	26,600	2,972,816
ING Groep NV	325,000	4,426,197
(Cost $7,051,215)		7,399,013
Norway 0.6%
Marine Harvest ASA* (Cost $2,077,369)	180,000	3,234,440
Philippines 0.3%
Universal Robina Corp. (Cost $2,671,295)	570,000	1,951,623
Singapore 1.5%
Broadcom Ltd. (c) (Cost $9,007,188)	52,000	8,865,480
Spain 0.3%
Telepizza Group SA 144A* (Cost $2,873,680)	367,600	1,850,604
Sweden 2.2%
Assa Abloy AB "B"	314,000	5,925,550
Nobina AB 144A	568,411	3,582,730
Svenska Cellulosa AB "B"	113,000	3,005,818
(Cost $11,001,543)		12,514,098
Switzerland 4.8%
Lonza Group AG (Registered)*	25,000	4,457,823
Nestle SA (Registered)	100,000	6,713,177
Novartis AG (Registered)	80,000	5,509,015
Roche Holding AG (Genusschein)	50,000	11,146,418
(Cost $28,342,281)		27,826,433
Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,843,754)	800,000	4,602,939
United Kingdom 5.0%
Aon PLC (b)	90,000	10,269,000
Arrow Global Group PLC	500,000	1,823,327
Babcock International Group PLC	150,000	1,788,621
Clinigen Healthcare Ltd.	354,123	3,349,100
Compass Group PLC	260,000	4,453,643
Halma PLC	232,000	2,735,882
Reckitt Benckiser Group PLC	51,000	4,301,300
(Cost $27,007,361)		28,720,873
United States 54.7%
A.O. Smith Corp.	91,000	4,425,330
Acadia Healthcare Co., Inc.* (a)	100,000	3,801,000
Activision Blizzard, Inc.	175,000	6,406,750
Allergan PLC*	35,000	6,800,500
Alliance Data Systems Corp.	20,000	4,575,600
Alphabet, Inc. "A"*	19,000	14,741,720
Ameriprise Financial, Inc.	35,000	3,997,350
AMETEK, Inc.	125,000	5,918,750
Amgen, Inc.	40,000	5,762,800
Amphenol Corp. "A"	147,000	10,034,220
Apple, Inc.	100,000	11,052,000
Biogen, Inc.*	20,000	5,881,400
Bristol-Myers Squibb Co.	60,000	3,386,400
Celgene Corp.*	90,000	10,665,900
Citigroup, Inc.	102,000	5,751,780
Colgate-Palmolive Co.	100,000	6,523,000
Costco Wholesale Corp.	32,000	4,803,520
Danaher Corp.	77,000	6,019,090
Dollar General Corp.	59,500	4,600,540
Ecolab, Inc.	50,000	5,836,500
EOG Resources, Inc.	54,500	5,587,340
EPAM Systems, Inc.*	50,000	3,295,000
Facebook, Inc. "A"*	49,000	5,802,580
Fiserv, Inc.*	59,000	6,172,580
General Electric Co.	205,000	6,305,800
Home Depot, Inc.	45,000	5,823,000
Jack in the Box, Inc.	52,633	5,474,885
JPMorgan Chase & Co.	111,000	8,898,870
L Brands, Inc.	60,000	4,213,200
Marsh & McLennan Companies, Inc.	90,000	6,237,900
Mastercard, Inc. "A"	76,000	7,767,200
Mead Johnson Nutrition Co.	55,000	3,964,950
Microsoft Corp.	75,000	4,519,500
Middleby Corp.*	27,000	3,698,460
Moody's Corp.	55,000	5,527,500
NIKE, Inc. "B"	88,000	4,406,160
NVIDIA Corp.	40,000	3,688,000
PNC Financial Services Group, Inc.	26,000	2,874,040
PPG Industries, Inc.	45,000	4,316,850
Praxair, Inc.	25,000	3,007,500
Progressive Corp.	180,000	5,994,000
QUALCOMM, Inc.	72,000	4,905,360
Retrophin, Inc.*	160,657	3,288,649
S&P Global, Inc.	50,000	5,949,500
Schlumberger Ltd.	40,000	3,362,000
T-Mobile U.S., Inc.*	95,000	5,149,950
The Priceline Group, Inc.*	6,000	9,022,080
Thermo Fisher Scientific, Inc.	50,000	7,005,500
Time Warner, Inc.	58,600	5,380,652
TJX Companies, Inc.	90,000	7,050,600
TriState Capital Holdings, Inc.*	92,000	1,876,800
Union Pacific Corp.	33,000	3,343,890
United Technologies Corp.	55,000	5,924,600
Valvoline, Inc.* (a)	49,435	1,037,640
Wabtec Corp.	38,000	3,217,460
WEX, Inc.*	28,000	3,094,280
Zoetis, Inc.	145,000	7,305,100
(Cost $286,805,703)		315,473,526
Total Common Stocks (Cost $509,444,903)		550,898,212
Preferred Stock 0.5%
Germany
Draegerwerk AG & Co. KGaA (Cost $2,914,474)	40,000	3,147,033
Convertible Preferred Stock 0.1%
United States
Providence Service Corp. 5.5% (Cost $572,300)	5,723	530,582
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022*	39,109	2,604
Parrot SA, Expiration Date 12/22/2022*	39,109	2,528
Total Warrants (Cost $0)		5,132
	Principal Amount ($)	Value ($)
Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	920,152
	Shares	Value ($)

Securities Lending Collateral 1.1%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.30% (d) (e) (Cost $6,334,299)	6,334,299	6,334,299
Cash Equivalents 1.8%
Deutsche Central Cash Management Government Fund, 0.38% (e) (Cost $10,415,186)	10,415,186	10,415,186
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $529,681,162) †	99.3	572,250,596
Other Assets and Liabilities, Net	0.7	4,210,107

Net Assets	100.0	576,460,703

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $532,853,888. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $39,396,708. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $62,630,793 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,234,085.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $6,305,310, which is 1.1% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Listed on the NASDAQ Stock Market, Inc..
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At November 30, 2016 the Deutsche Global Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock, Convertible Preferred Stock, Warrants & Other Investment
Health Care	119,969,346	21.6%
Information Technology	112,225,589	20.2%
Financials	91,405,012	16.5%
Consumer Discretionary	74,419,902	13.4%
Industrials	59,079,967	10.6%
Consumer Staples	48,606,613	8.8%
Materials	27,917,200	5.0%
Energy	11,922,156	2.1%
Telecommunication Services	8,984,497	1.6%
Real Estate	970,829	0.2%
Total	555,501,111	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$24,262,034	$—	$—	$24,262,034
China	146,670	7,074,024	—	7,220,694
Finland	—	7,771,921	—	7,771,921
France	2,867,400	3,442,385	—	6,309,785
Germany	—	28,541,758	—	28,541,758
Hong Kong	—	9,150,512	—	9,150,512
Indonesia	—	3,954,616	—	3,954,616
Ireland	—	4,958,083	—	4,958,083
Japan	—	36,155,805	—	36,155,805
Korea	—	2,090,929	—	2,090,929
Luxembourg	—	5,677,389	—	5,677,389
Malaysia	—	2,365,657	—	2,365,657
Netherlands	2,972,816	4,426,197	—	7,399,013
Norway	—	3,234,440	—	3,234,440
Philippines	—	1,951,623	—	1,951,623
Singapore	8,865,480	—	—	8,865,480
Spain	—	1,850,604	—	1,850,604
Sweden	—	12,514,098	—	12,514,098
Switzerland	—	27,826,433	—	27,826,433
Taiwan	—	4,602,939	—	4,602,939
United Kingdom	10,269,000	18,451,873	—	28,720,873
United States	315,473,526	—	—	315,473,526
Preferred Stock	—	3,147,033	—	3,147,033
Convertible Preferred Stock	—	—	530,582	530,582
Warrants	—	—	5,132	5,132
Other Investments	920,152	—	—	920,152
Short-Term Investments (f)	16,749,485	—	—	16,749,485

Total	$382,526,563	$189,188,319	$535,714	$572,250,596

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended November 30, 2016, the amount of the transfers between Level 1 and Level 2 was $118,176,497.

Transfers between price levels are recognized at the beginning of the reporting period.

(f)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks	Convertible Preferred Stock	Warrants	Total
Balance as of August 31, 2016	$6,215,826	$676,342	$17,284	$6,909,452
Realized gain (loss)	813,136	—	—	813,136
Change in unrealized appreciation (depreciation)	(1,292,197)	(718,060)	(12,152)	(2,022,409)
Amortization premium/discount	—	—	—	—
Purchases	—	572,300	—	572,300
(Sales)	(5,736,765)	—	—	(5,736,765)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of November 30, 2016	$—	$530,582	$5,132	$535,714
Net change in unrealized appreciation (depreciation) from investments still held at November 30, 2016	$—	$(718,060)	$(12,152)	$(730,212)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Growth Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017